OTHER LONG-TERM OBLIGATIONS (Details 1) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Balance, beginning of period	CAD 5.1	CAD 6.0
Provision related to the acquisition of the U.S. mills	5.9
Liabilities settled	(0.2)	(0.3)
Liabilities derecognized	0.0	(0.7)
Accretion expense	0.0	0.1
Balance, end of period	CAD 10.8	CAD 5.1